Litigation	6 Months Ended
Jun. 30, 2011
Litigation [Abstract]
LITIGATION
LITIGATION
Contingencies
As of June 30, 2011, the Firm and its subsidiaries are defendants or putative defendants in more than 10,000 legal proceedings, in the form of regulatory/government investigations as well as private, civil litigations. The litigations range from individual actions involving a single plaintiff to class action lawsuits with potentially millions of class members. Investigations involve both formal and informal proceedings, by both governmental agencies and self-regulatory organizations. These legal proceedings are at varying stages of adjudication, arbitration or investigation, and involve each of the Firm’s lines of business and geographies and a wide variety of claims (including common law tort and contract claims and statutory antitrust, securities and consumer protection claims), some of which present novel legal theories.
The Firm believes the estimate of the aggregate range of reasonably possible losses, in excess of reserves established, for its legal proceedings is from $0 to approximately $5.1 billion at June 30, 2011. This estimated aggregate range of reasonably possible losses is based upon currently available information for those proceedings in which the Firm is involved, taking into account the Firm’s best estimate of such losses for those cases for which such estimate can be made. For certain cases, the Firm does not believe that an estimate can currently be made. The Firm’s estimate involves significant judgment, given the varying stages of the proceedings (including the fact that many of them are currently in preliminary stages), the existence of multiple defendants (including the Firm) in many of such proceedings whose share of liability has yet to be determined, the numerous yet-unresolved issues in many of the proceedings (including issues regarding class certification and the scope of many of the claims), and the attendant uncertainty of the various potential outcomes of such proceedings. Accordingly, the Firm’s estimate will change from time to time, and actual losses may be more than the current estimate.
Set forth below are descriptions of the Firm’s material legal proceedings.
Auction-Rate Securities Investigations and Litigation. Beginning in March 2008, several regulatory authorities initiated investigations of a number of industry participants, including the Firm, concerning possible state and federal securities law violations in connection with the sale of auction-rate securities. The market for many such securities had frozen and a significant number of auctions for those securities began to fail in February 2008.
The Firm, on behalf of itself and affiliates, agreed to a settlement in principle with the New York Attorney General’s Office which provided, among other things, that the Firm would offer to purchase at par certain auction-rate securities purchased from J.P. Morgan Securities LLC (“JPMorgan Securities”; formerly J.P. Morgan Securities Inc.), Chase Investment Services Corp. and Bear, Stearns & Co. Inc. by individual investors, charities and small- to medium-sized businesses. The Firm also agreed to a substantively similar settlement in principle with the Office of Financial Regulation for the State of Florida and the North American Securities Administrators Association (“NASAA”) Task Force, which agreed to recommend approval of the settlement to all remaining states, Puerto Rico and the U.S. Virgin Islands. The Firm has finalized the settlement agreements with the New York Attorney General’s Office and the Office of Financial Regulation for the State of Florida. The settlement agreements provide for the payment of penalties totaling $25 million to all states. The Firm is currently in the process of finalizing consent agreements with NASAA’s member states; more than 45 of these consent agreements have been finalized to date.
The Firm also faces a number of civil actions relating to the Firm’s sales of auction-rate securities, including a putative securities class action in the United States District Court for the Southern District of New York that seeks unspecified damages, and individual arbitrations and lawsuits in various forums brought by institutional and individual investors that, together, seek damages totaling more than $200 million relating to the Firm’s sales of auction-rate securities. One action is brought by an issuer of auction-rate securities. The actions generally allege that the Firm and other firms manipulated the market for auction-rate securities by placing bids at auctions that affected these securities’ clearing rates or otherwise supported the auctions without properly disclosing these activities. Some actions also allege that the Firm misrepresented that auction-rate securities were short-term instruments. The Firm has filed motions to dismiss each of the actions pending in federal court, which are being coordinated before the federal District Court in New York. These motions are currently pending.
Additionally, the Firm was named in two putative antitrust class actions also pending in the federal District Court in New York. The actions allege that the Firm, along with numerous other financial institution defendants, colluded to maintain and stabilize the auction-rate securities market and then to withdraw their support for the auction-rate securities market. In January 2010, the District Court dismissed both actions. An appeal is pending in the United States Court of Appeals for the Second Circuit.
Bear Stearns Hedge Fund Matters. Bear Stearns, certain current or former subsidiaries of Bear Stearns, including Bear Stearns Asset Management, Inc. (“BSAM”) and Bear, Stearns & Co. Inc., and certain individuals formerly employed by Bear Stearns are named defendants (collectively the “Bear Stearns defendants”) in multiple civil actions and arbitrations relating to alleged losses resulting from the failure of the Bear Stearns High Grade Structured Credit Strategies Master Fund, Ltd. (the “High Grade Fund”) and the Bear Stearns High Grade Structured Credit Strategies Enhanced Leverage Master Fund, Ltd. (the “Enhanced Leverage Fund”) (collectively, the “Funds”). BSAM served as investment manager for both of the Funds, which were organized such that there were U.S. and Cayman Islands “feeder funds” that invested substantially all their assets, directly or indirectly, in the Funds. The Funds are in liquidation.

There are currently four civil actions pending in the United States District Court for the Southern District of New York relating to the Funds. Two of these actions involve derivative lawsuits brought on behalf of purchasers of partnership interests in the two U.S. feeder funds, alleging that the Bear Stearns defendants mismanaged the Funds and made material misrepresentations to and/or withheld information from investors in the feeder funds. These actions seek, among other things, unspecified compensatory damages based on alleged investor losses. The third action, brought by the Joint Voluntary Liquidators of the Cayman Islands feeder funds, makes allegations similar to those asserted in the derivative lawsuits related to the U.S. feeder funds, and seeks compensatory and punitive damages. Motions to dismiss in these three cases have been granted in part and denied in part. An agreement in principle has been reached, pursuant to which BSAM would pay a maximum of approximately $19 million to settle the one derivative action relating to the feeder fund to the High Grade Fund. BSAM has reserved the right not to proceed with this settlement if plaintiff is unable to secure the participation of investors whose net contributions meet a prescribed percentage of the aggregate net contributions to the High Grade Fund. The agreement in principle remains subject to documentation and approval by the Court. In the other two actions, the parties are engaging in Court-ordered settlement discussions. Discovery has been limited for the duration of that process. Total alleged losses in these three actions exceed $1 billion.
The fourth action was brought by Bank of America and Banc of America Securities LLC (together “BofA”) alleging breach of contract and fraud in connection with a May 2007 $4 billion securitization, known as a “CDO-squared,” for which BSAM served as collateral manager. This securitization was composed of certain collateralized debt obligation holdings that were purchased by BofA from the Funds. Bank of America seeks in excess of $3 billion in damages. Defendants’ motion to dismiss in this action was largely denied, an amended complaint was filed and discovery is ongoing.
Bear Stearns Shareholder Litigation and Related Matters. Various shareholders of Bear Stearns have commenced purported class actions against Bear Stearns and certain of its former officers and/or directors on behalf of all persons who purchased or otherwise acquired common stock of Bear Stearns between December 14, 2006, and March 14, 2008 (the “Class Period”). During the Class Period, Bear Stearns had between 115 million and 120 million common shares outstanding, and the price per share of those securities declined from a high of $172.61 to a low of $30 at the end of the period. The actions, originally commenced in several federal courts, allege that the defendants issued materially false and misleading statements regarding Bear Stearns’ business and financial results and that, as a result of those false statements, Bear Stearns’ common stock traded at artificially inflated prices during the Class Period. Separately, several individual shareholders of Bear Stearns have commenced or threatened to commence arbitration proceedings and lawsuits asserting claims similar to those in the putative class actions. Certain of these matters have been dismissed or settled. In addition, Bear Stearns and certain of its former officers and/or directors have also been named as defendants in a number of purported class actions commenced in the United States District Court for the Southern District of New York seeking to represent the interests of participants in the Bear Stearns Employee Stock Ownership Plan (“ESOP”) during the time period of December 2006 to March 2008. These actions, brought under the Employee Retirement Income Security Act (“ERISA”), allege that defendants breached their fiduciary duties to plaintiffs and to the other participants and beneficiaries of the ESOP by (a) failing to manage prudently the ESOP’s investment in Bear Stearns securities; (b) failing to communicate fully and accurately about the risks of the ESOP’s investment in Bear Stearns stock; (c) failing to avoid or address alleged conflicts of interest; and (d) failing to monitor those who managed and administered the ESOP.
Bear Stearns, former members of Bear Stearns’ Board of Directors and certain of Bear Stearns’ former executive officers have also been named as defendants in a shareholder derivative and class action suit which is pending in the United States District Court for the Southern District of New York. Plaintiffs assert claims for breach of fiduciary duty, violations of federal securities laws, waste of corporate assets and gross mismanagement, unjust enrichment, abuse of control and indemnification and contribution in connection with the losses sustained by Bear Stearns as a result of its purchases of subprime loans and certain repurchases of its own common stock. Certain individual defendants are also alleged to have sold their holdings of Bear Stearns common stock while in possession of material nonpublic information. Plaintiffs seek compensatory damages in an unspecified amount.
All of the above-described actions filed in federal courts were ordered transferred and joined for pre-trial purposes before the United States District Court for the Southern District of New York. Defendants moved to dismiss the purported securities class action, the shareholders’ derivative action and the ERISA action. In January 2011, the District Court granted the motions to dismiss the derivative and ERISA actions, and denied the motion as to the securities action. Plaintiffs in the derivative action have filed a motion for reconsideration of the dismissal as well as an appeal. Plaintiffs in the ESOP action have filed a motion to alter the judgment and for leave to amend their amended consolidated complaint. Discovery is ongoing in the securities action.
City of Milan Litigation and Criminal Investigation. In January 2009, the City of Milan, Italy (the “City”) issued civil proceedings against (among others) JPMorgan Chase Bank, N.A. and J.P. Morgan Securities Ltd. (together, “JPMorgan Chase”) in the District Court of Milan. The proceedings relate to (a) a bond issue by the City in June 2005 (the “Bond”), and (b) an associated swap transaction, which was subsequently restructured on a number of occasions between 2005 and 2007 (the “Swap”). The City seeks damages and/or other remedies against JPMorgan Chase (among others) on the grounds of alleged “fraudulent and deceitful acts” and alleged breach of advisory obligations in connection with the Swap and the Bond, together with related swap transactions with other counterparties. The judge has directed four current and former JPMorgan Chase personnel and JPMorgan Chase Bank, N.A. (as well as other individuals and three other banks) to go forward to a full trial that started in May 2010. Although the Firm is not charged with any crime and does not face criminal liability, if one or more of its employees were found guilty, the Firm could be subject to administrative sanctions, including restrictions on its ability to conduct business in Italy and monetary penalties. Hearings have continued on a weekly basis since May 2010.
Enron Litigation. JPMorgan Chase and certain of its officers and directors are involved in several lawsuits seeking damages arising out of the Firm’s banking relationships with Enron Corp. and its subsidiaries (“Enron”). A number of actions and other proceedings against the Firm previously were resolved, including a class action lawsuit captioned Newby v. Enron Corp. and adversary proceedings brought by Enron’s bankruptcy estate. The remaining Enron-related actions include individual actions by Enron investors, an action by an Enron counterparty, and a purported class action filed on behalf of JPMorgan Chase employees who participated in the Firm’s 401(k) plan asserting claims under the ERISA for alleged breaches of fiduciary duties by JPMorgan Chase, its directors and named officers. That action has been dismissed, and is on appeal to the United States Court of Appeals for the Second Circuit.
Interchange Litigation. A group of merchants has filed a series of putative class action complaints in several federal courts. The complaints allege that Visa and MasterCard, as well as certain other banks and their respective bank holding companies, conspired to set the price of credit and debit card interchange fees, enacted respective association rules in violation of antitrust laws, and engaged in tying/bundling and exclusive dealing. The complaint seeks unspecified damages and injunctive relief based on the theory that interchange would be lower or eliminated but for the challenged conduct. Based on publicly available estimates, Visa and MasterCard branded payment cards generated approximately $40 billion of interchange fees industry-wide in 2009. All cases have been consolidated in the United States District Court for the Eastern District of New York for pretrial proceedings. The Court has dismissed all claims relating to periods prior to January 2004. The Court has not yet ruled on motions relating to the remainder of the case or plaintiffs’ class certification motion. Fact and expert discovery have closed.
In addition to the consolidated class action complaint, plaintiffs filed supplemental complaints challenging the initial public offerings (“IPOs”) of MasterCard and Visa (the “IPO Complaints”). With respect to the MasterCard IPO, plaintiffs allege that the offering violated Section 7 of the Clayton Act and Section 1 of the Sherman Act and that the offering was a fraudulent conveyance. With respect to the Visa IPO, plaintiffs are challenging the Visa IPO on antitrust theories parallel to those articulated in the MasterCard IPO pleading. Defendants have filed motions to dismiss the IPO Complaints. The Court has not yet ruled on those motions.
The parties also have filed motions seeking summary judgment as to various claims in the complaints.
Investment Management Litigation. Four cases have been filed claiming that investment portfolios managed by JPMorgan Investment Management Inc. (“JPMorgan Investment Management”) were inappropriately invested in securities backed by subprime residential real estate collateral. Plaintiffs claim that JPMorgan Investment Management and related defendants are liable for losses of more than $1 billion in market value of these securities. The first case was filed by NM Homes One, Inc. in federal District Court in New York. Following rulings on motions addressed to the pleadings, plaintiff’s claims for breach of contract, breach of fiduciary duty, negligence and gross negligence survive, and discovery is proceeding. In the second case, which was filed by Assured Guaranty (U.K.) in New York state court, the New York State Appellate Division allowed plaintiff to proceed with its claims for breach of fiduciary duty and gross negligence, and for breach of contract based on alleged violations of the Delaware Insurance Code. JPMorgan Investment Management’s appeal is pending in the New York State Court of Appeals. Discovery is also proceeding. In the third case, filed by Ambac Assurance UK Limited in New York state court, the lower court granted JPMorgan Investment Management’s motion to dismiss. The New York State Appellate Division reversed the lower court’s decision and is allowing plaintiff to proceed with its claims. The fourth case was filed by CMMF LLP in New York state court. The amended complaint asserts claims under New York law for breach of fiduciary duty, gross negligence, breach of contract and negligent misrepresentation. The lower court denied in part defendants’ motion to dismiss and discovery is proceeding.
Lehman Brothers Bankruptcy Proceedings. In May 2010, Lehman Brothers Holdings Inc. (“LBHI”) and its Official Committee of Unsecured Creditors filed a complaint (and later an amended complaint) against JPMorgan Chase Bank, N.A. in the United States Bankruptcy Court for the Southern District of New York that asserts both federal bankruptcy law and state common law claims, and seeks, among other relief, to recover $8.6 billion in collateral that was transferred to JPMorgan Chase Bank, N.A. in the weeks preceding LBHI’s bankruptcy. The amended complaint also seeks unspecified damages on the grounds that JPMorgan Chase Bank, N.A.’s collateral requests hastened LBHI’s demise. The Firm has moved to dismiss plaintiffs’ amended complaint in its entirety. That motion has not yet been decided. The Firm also filed counterclaims against LBHI alleging that LBHI fraudulently induced the Firm to make large clearing advances to Lehman against inappropriate collateral, which left the Firm with more than $25 billion in claims against the estate of Lehman’s broker-dealer, which could be unpaid if the Firm is required to return any collateral to Lehman. Discovery is underway with a trial scheduled for 2012. In addition, in April 2011 the Firm and the SIPA Trustee for LBHI’s U.S. broker-dealer subsidiary, Lehman Brothers Inc. (“LBI”) announced that they had reached an agreement to return more than $800 million in alleged LBI customer assets to the LBI Estate for distribution to its customer claimants. In late June 2011, the Bankruptcy Court approved the agreement. The Firm has also responded to various regulatory inquiries regarding the Lehman matter.
Madoff Litigation. JPMorgan Chase & Co., JPMorgan Chase Bank, N.A., JPMorgan Securities LLC, and JPMorgan Securities Ltd. have been named as defendants in a lawsuit brought by the trustee for the liquidation of Bernard L. Madoff Investment Securities LLC (the “Trustee”). The Trustee recently served an amended complaint in which he has asserted 28 causes of action against JPMorgan Chase, 20 of which seek to avoid certain transfers (direct or indirect) made to JPMorgan Chase that are alleged to have been preferential or fraudulent under the federal Bankruptcy Code and the New York Debtor and Creditor Law. The remaining causes of action are for, among other things, aiding and abetting fraud, aiding and abetting breach of fiduciary duty, conversion and unjust enrichment. The complaint generally alleges that JPMorgan Chase, as Madoff’s long-time bank, facilitated the maintenance of Madoff’s Ponzi scheme and overlooked signs of wrongdoing in order to obtain profits and fees. The complaint purports to seek approximately $19 billion in damages from JPMorgan Chase, and to recover approximately $425 million in transfers that JPMorgan Chase allegedly received directly or indirectly from Bernard Madoff’s brokerage firm. JPMorgan Chase’s motion to return the case from the Bankruptcy Court to the District Court was granted in May 2011 and JPMorgan Chase has moved to dismiss most of the Trustee’s claims.
Separately, J.P. Morgan Trust Company (Cayman) Limited, JPMorgan (Suisse) SA, J.P. Morgan Securities Ltd., and Bear Stearns Alternative Assets International Ltd. have been named as defendants in several suits in Bankruptcy Court and state and federal courts in New York arising out of the liquidation proceedings of Fairfield Sentry Limited and Fairfield Sigma Limited (together, “Fairfield”), so-called Madoff feeder funds. These actions advanced theories of mistake and restitution and sought to recover payments previously made to defendants by the funds totaling approximately $140 million. Fairfield and the Madoff Trustee reached an agreement pursuant to which the complaints against Cayman, Suisse, and JP Morgan Securities Ltd. will be dismissed and that agreement has been approved by the court.
In addition, a purported class action is pending against JPMorgan Chase in the United States District Court for the Southern District of New York, as is a motion by separate potential class plaintiffs to add claims against JPMorgan Chase, JPMorgan Chase Bank, N.A., J.P. Morgan Securities LLC and J.P. Morgan Securities Ltd. to an already-pending purported class action in the same court. The allegations in these complaints largely track those raised by the Trustee. The JPMorgan Chase entities have moved to dismiss these actions.
Finally, JPMorgan Chase is a defendant in five actions pending in the New York state court and one individual action in federal court in New York. The allegations in all of these actions are essentially identical, and involve claims against the Firm for aiding and abetting fraud, aiding and abetting breach of fiduciary duty, conversion and unjust enrichment. In the federal action, the Firm prevailed on its motion to dismiss before the District Court, and that decision was recently affirmed on appeal. In the state court actions, the Firm’s motion to dismiss has been fully briefed and the parties are awaiting the court’s decision. The Firm is also responding to various governmental inquiries concerning the Madoff matter.
Mortgage-Backed Securities Litigation and Regulatory Investigations. JPMorgan Chase and affiliates, Bear Stearns and affiliates and Washington Mutual affiliates have been named as defendants in a number of cases in their various roles as issuer or underwriter in mortgage-backed securities (“MBS”) offerings. These cases include purported class action suits, actions by individual purchasers of securities, actions by insurance companies that guaranteed payments of principal and interest for particular tranches and an action by a trustee. Although the allegations vary by lawsuit, these cases generally allege that the offering documents for more than $160 billion of securities issued by dozens of securitization trusts contained material misrepresentations and omissions, including statements regarding the underwriting standards pursuant to which the underlying mortgage loans were issued, or assert that various representations or warranties relating to the loans were breached at the time of origination.
In the actions against the Firm as an MBS issuer (and, in some cases, also as an underwriter of its own MBS offerings), three purported class actions are pending against JPMorgan Chase and Bear Stearns, and/or certain of their affiliates and current and former employees, in the United States District Courts for the Eastern and Southern Districts of New York. Defendants moved to dismiss these actions. One of those motions has been granted in part to dismiss claims relating to all but one of the offerings. The other two motions remain pending. In addition, Washington Mutual affiliates, WaMu Asset Acceptance Corp. and WaMu Capital Corp., along with certain former officers or directors of WaMu Asset Acceptance Corp., have been named as defendants in three now-consolidated purported class action cases pending in the Western District of Washington. Defendants’ motion to dismiss was granted in part to dismiss all claims relating to MBS offerings in which a named plaintiff was not a purchaser. Defendants have since moved for judgment on the pleadings as to all claims relating to all MBS Certificates of which a named plaintiff was not a purchaser. Plaintiffs have sought leave to amend their complaint to add JPMorgan Chase Bank, N.A., as a defendant on the theory that it is a successor to Washington Mutual Bank. The Firm has opposed this request. Plaintiffs have filed a motion for class certification, which defendants have opposed. Discovery is ongoing.
In other actions brought against the Firm as an MBS issuer (and, in some cases, also as an underwriter) certain JPMorgan Chase entities, several Bear Stearns entities, and certain Washington Mutual affiliates are defendants in ten separate individual actions commenced by the Federal Home Loan Banks of Pittsburgh, Seattle, San Francisco, Chicago, Indianapolis, Atlanta and Boston in various state courts around the country; and certain JPMorgan Chase, Bear Stearns and Washington Mutual entities are also among the defendants named in separate individual actions commenced by various institutional investors in federal and state courts.
EMC Mortgage Corporation (“EMC”), a subsidiary of JPMorgan Chase & Co., and certain other JPMorgan Chase entities are defendants in six pending actions commenced by bond insurers that guaranteed payments of principal and interest on approximately $3.6 billion of certain classes of seven different MBS offerings sponsored by EMC. Two of those actions, commenced by Assured Guaranty Corp. and Syncora Guarantee, Inc., respectively, are pending in the United States District Court for the Southern District of New York. Syncora has also filed an action in New York state court alleging tort claims against arising out of the same transaction as its original federal complaint. The fourth action, filed by Ambac Assurance Corporation, was dismissed on jurisdictional grounds by the United States District for the Southern District of New York. The dismissal is on appeal to the United States Court of Appeals for the Second Circuit. Ambac has also filed a nearly identical complaint in New York state court. The sixth action, commenced by CIFG Assurance North America, Inc., is pending in state court in Texas, but Defendants have filed a motion arguing that New York is the superior forum. In most of the actions, the plaintiff claims that the underlying mortgage loans had origination defects that purportedly violate certain representations and warranties given by EMC to plaintiffs, and that EMC has breached the relevant agreements between the parties by failing to repurchase allegedly defective mortgage loans. In addition, the Ambac, CIFG and Syncora complaints allege fraudulent inducement and tortious interference, though tortious interference was dismissed from the Ambac federal action immediately before the jurisdictional dismissal. Each action seeks unspecified damages and, except in the Syncora state complaint, an order compelling EMC to repurchase those loans. The CIFG complaint also seeks punitive damages.
In the actions against the Firm solely as an underwriter of other issuers’ MBS offerings, the Firm has contractual rights to indemnification from the issuers, but those indemnity rights may prove effectively unenforceable where the issuers are now defunct, such as affiliates of IndyMac Bancorp (“IndyMac Trusts”) and Thornburg Mortgage (“Thornburg”). With respect to the IndyMac Trusts, JPMorgan Securities, along with numerous other underwriters and individuals, is named as a defendant, both in its own capacity and as successor to Bear Stearns in a purported class action pending in the United States District Court for the Southern District of New York brought on behalf of purchasers of securities in various IndyMac Trust MBS offerings. The court in that action has dismissed claims as to certain such securitizations, including all offerings in which no named plaintiff purchased securities, and allowed claims as to other offerings to proceed. Plaintiffs’ motion to certify a class of investors in certain offerings is pending, and discovery is ongoing. In addition, JPMorgan Securities and JPMorgan Chase are named as defendants in an individual action filed by the Federal Home Loan Bank of Pittsburgh in connection with a single offering by an affiliate of IndyMac Bancorp. Discovery in that action is ongoing. Separately, JPMorgan Securities, as successor to Bear, Stearns & Co. Inc., along with other underwriters and certain individuals, are defendants in an action pending in state court in California brought by MBIA Insurance Corp. (“MBIA”). The action relates to certain securities issued by IndyMac trusts in offerings in which Bear Stearns was an underwriter, and as to which MBIA provided guaranty insurance policies. MBIA purports to be subrogated to the rights of the MBS holders, and seeks recovery of sums it has paid and will pay pursuant to those policies. Discovery is ongoing. With respect to Thornburg, a Bear Stearns subsidiary is also a named defendant in a purported class action pending in the United States District Court for the District of New Mexico along with a number of other financial institutions that served as depositors and/or underwriters for three Thornburg MBS offerings. Defendants have moved to dismiss this action.
A shareholder complaint has been filed in New York state court against the Firm and two affiliates, members of the boards of directors thereof and certain employees asserting claims based on alleged wrongful actions and inactions relating to residential mortgage originations and securitizations. The action seeks an accounting and damages.
In addition to the above-described litigation, the Firm has also received, and responded to, a number of subpoenas and informal requests for information from federal and state authorities concerning mortgage-related matters, including inquiries concerning a number of transactions involving the Firm’s origination and purchase of whole loans, underwriting and issuance of MBS, treatment of early payment defaults and potential breaches of securitization representations and warranties, due diligence in connection with securitizations and the Firm’s participation in offerings of certain collateralized debt obligations.
JPMorgan Securities has resolved the investigation by the SEC’s Division of Enforcement regarding certain collateralized debt obligations.
In addition to the above mortgage-related matters, the Firm is a defendant in an action commenced by Deutsche Bank, described in more detail below with respect to the Washington Mutual Litigations.
Mortgage Foreclosure Investigations and Litigation. Multiple state and federal officials have announced investigations into the procedures followed by mortgage servicing companies and banks, including JPMorgan Chase & Co. and its affiliates, relating to servicing, foreclosure and loss mitigation processes. The Firm is cooperating with these investigations, and these investigations could result in material fines, penalties, equitable remedies (including requiring default servicing or other process changes), or other enforcement actions, as well as significant legal costs in responding to governmental investigations and additional litigation. The Office of the Comptroller of the Currency and the Federal Reserve have issued Consent Orders as to JPMorgan Chase Bank, N.A., and JPMorgan Chase & Co., respectively. In their Orders, the regulators have mandated significant changes to the Firm’s servicing and default business and outlined requirements to implement these changes. Included in these requirements is the retention of an independent consultant to conduct an independent review of (and reimbursement of borrowers who sustained economic harm from) residential foreclosure actions or proceedings for loans serviced by the Firm that have been pending at any time from January 1, 2009, to December 31, 2010, as well as residential foreclosure sales that occurred during this time period. These regulators have reserved the right to impose civil monetary penalties at a later date. Investigations by other state and federal authorities remain pending. Though the Firm has been in discussions with state and federal authorities about a potential global settlement of claims, there can be no assurance that any resolution will be reached.
Four purported class action lawsuits have also been filed against the Firm relating to its mortgage foreclosure procedures. Additionally, the Firm is defending a purported class action brought against Bank of America involving an EMC loan. One of the cases has been voluntarily dismissed with prejudice by the plaintiff. The Firm has moved to dismiss two of the remaining cases. In the fourth case, plaintiffs filed an amended complaint, which the Firm will move to dismiss.
A shareholder derivative action has been filed in New York state court against the Firm’s board of directors alleging that the board failed to exercise adequate oversight as to wrongful conduct by the Firm regarding mortgage servicing. The action seeks a declaratory judgment and damages.
As of January 2011, the Firm had resumed initiation of new foreclosure proceedings in nearly all states in which it had previously suspended such proceedings, utilizing revised procedures in connection with the execution of affidavits and other documents used by Firm employees in the foreclosure process. The Firm is also in the process of reviewing pending foreclosure matters to determine whether remediation of specific documentation is necessary, and is resuming pending foreclosures as the review, and if necessary, remediation, of each pending matter is completed.
Municipal Derivatives Investigations and Litigation. The Department of Justice (“DOJ”) (in conjunction with the Internal Revenue Service), the Securities and Exchange Commission, a group of state attorneys general, the Office of the Comptroller of the Currency and the Federal Reserve Bank of New York investigated the Firm for possible antitrust, securities and tax-related violations in connection with the bidding or sale of guaranteed investment contracts and derivatives to municipal issuers. In July 2011, the Firm reached settlements with all of the government agencies to resolve these investigations. The settlements cover conduct in or prior to 2006. Under the terms of the settlements, the Firm entered into a non-prosecution agreement with the DOJ, and will pay a net amount of $211 million to the other government agencies. The Firm also agreed to implement measures to strengthen board oversight and compliance risk management programs relating to certain types of transactions.
Purported class action lawsuits and individual actions (the “Municipal Derivatives Actions”) have been filed against JPMorgan Chase and Bear Stearns, as well as numerous other providers and brokers, alleging antitrust violations in the reportedly $100 billion to $300 billion annual market for financial instruments related to municipal bond offerings referred to collectively as “municipal derivatives.” The Municipal Derivatives Actions have been consolidated in the United States District Court for the Southern District of New York. The court denied in part and granted in part defendants’ motions to dismiss the purported class and individual actions, permitting certain claims to proceed against the Firm and others under federal and California state antitrust laws and under the California false claims act. Subsequently, a number of additional individual actions asserting substantially similar claims, including claims under New York and West Virginia state antitrust statutes, were filed against JPMorgan Chase, Bear Stearns and numerous other defendants. All of these cases have been coordinated for pretrial purposes in the United States District Court for the Southern District of New York. Discovery is ongoing.
Following J.P. Morgan Securities’ November 4, 2009, settlement with the SEC in connection with certain Jefferson County, Alabama (the “County”) warrant underwritings and swap transactions, various parties have brought civil litigation against the Firm. The County and a putative class of sewer rate payers have filed complaints against the Firm and several other defendants in Alabama state court. The suits allege that the Firm made payments to certain third parties in exchange for being chosen to underwrite more than $3 billion in warrants issued by the County and chosen as the counterparty for certain swaps executed by the County. The complaints also allege that the Firm concealed these third-party payments and that, but for this concealment, the County would not have entered into the transactions. The Court denied the Firm’s motions to dismiss the complaints in both proceedings. The Firm filed a mandamus petition with the Alabama Supreme Court, seeking immediate appellate review of this decision. The mandamus petition in the County’s lawsuit was denied in April 2011. The mandamus petition in the lawsuit brought by sewer ratepayers remains pending.
Separately, two insurance companies that guaranteed the payment of principal and interest on warrants issued by Jefferson County have filed separate actions against the Firm in New York state court. Their complaints assert that the Firm fraudulently misled them into issuing insurance based upon substantially the same alleged conduct described above and other alleged non-disclosures. One insurer claims that it insured an aggregate principal amount of nearly $1.2 billion and seeks unspecified damages in excess of $400 million, as well as unspecified punitive damages. The other insurer claims that it insured an aggregate principal amount of more than $378 million and seeks recovery of $4 million allegedly paid under the policies to date as well as any future payments and unspecified punitive damages. In December 2010, the court denied the Firm’s motions to dismiss each of the complaints. Discovery is proceeding.
Overdraft Fee/Debit Posting Order Litigation. JPMorgan Chase Bank, N.A. has been named as a defendant in several purported class actions relating to its practices in posting debit card transactions to customers’ deposit accounts. Plaintiffs allege that the Firm improperly re-ordered debit card transactions from the highest amount to lowest amount before processing these transactions in order to generate unwarranted overdraft fees. Plaintiffs contend that the Firm should have processed such transactions in the chronological order they were authorized. Plaintiffs seek the disgorgement of all overdraft fees paid to the Firm by plaintiffs since approximately 2003 as a result of the re-ordering of debit card transactions. The claims against the Firm have been consolidated with numerous complaints against other national banks in Multi-District Litigation pending in the United States District Court for the Southern District of Florida. The Firm’s motion to compel arbitration of certain plaintiffs’ claims was denied by the District Court. That ruling is currently on appeal. Discovery is proceeding in the District Court.
Petters Bankruptcy and Related Matters. JPMorgan Chase and certain of its affiliates, including One Equity Partners (“OEP”), have been named as defendants in several actions filed in connection with the receivership and bankruptcy proceedings pertaining to Thomas J. Petters and certain entities affiliated with Petters (collectively, “Petters”) and the Polaroid Corporation. The principal actions against JPMorgan Chase and its affiliates have been brought by the court appointed receiver in the civil action filed by the federal government against Petters and the trustees in the bankruptcy proceedings for three Petters entities, and generally seek to avoid, on fraudulent transfer and preference grounds, certain purported transfers in connection with (i) the 2005 acquisition of Polaroid by Petters, which at the time was majority-owned by OEP; (ii) two credit facilities that JPMorgan Chase and other financial institutions entered into with Polaroid; and (iii) a credit line and investment accounts held by Petters. The actions collectively seek recovery of approximately $450 million. Defendants have moved to dismiss the complaints in the actions filed by the Petters bankruptcy trustees and have also sought to transfer those actions to the United States District Court for the District of Minnesota, where the receiver’s action is pending.
Securities Lending Litigation. JPMorgan Chase Bank, N.A. has been named as a defendant in four putative class actions asserting ERISA and other claims pending in the United States District Court for the Southern District of New York brought by participants in the Firm’s securities lending business. A fifth lawsuit was filed in New York state court by an individual participant in the program. Three of the purported class actions, which have been consolidated, relate to investments of approximately $500 million in medium-term notes of Sigma Finance Inc. (“Sigma”). In August 2010, the Court certified a plaintiff class consisting of all securities lending participants that held Sigma medium-term notes on September 30, 2008, including those that held the notes by virtue of participation in the investment of cash collateral through a collective fund, as well as those that held the notes by virtue of the investment of cash collateral through individual accounts. All discovery has been completed. JPMorgan Chase has moved for partial summary judgment as to plaintiffs’ duty of loyalty claim, in which it is alleged that the Firm created an impermissible conflict of interest by providing repurchase financing to Sigma while also holding Sigma medium-term notes in securities lending accounts.
The fourth putative class action concerns investments of approximately $500 million in Lehman Brothers medium-term notes. The Firm has moved to dismiss the amended complaint and is awaiting a decision. Discovery is proceeding while the motion is pending. The New York state court action, which is not a class action, concerns the plaintiff’s alleged loss of money in both Sigma and Lehman Brothers medium-term notes. The Firm has answered the complaint. Discovery is proceeding.
Service Members Civil Relief Act and Housing and Economic Recovery Act Investigations and Litigation. Multiple government officials have announced inquiries into the Firm’s procedures related to the Service Members Civil Relief Act (“SCRA”) and the Housing and Economic Recovery Act of 2008 (“HERA”). These inquiries have been prompted by the Firm’s public statements about its SCRA and HERA compliance and actions to remedy certain instances in which the Firm mistakenly charged active or recently-active military personnel mortgage interest and fees in excess of that permitted by SCRA and HERA, and in a number of instances, foreclosed on borrowers protected by SCRA and HERA. The Firm has implemented a number of procedural enhancements and controls to strengthen its SCRA and HERA compliance. In addition, an individual borrower filed a nationwide class action in United States District Court for South Carolina against the Firm alleging violations of the SCRA related to home loans. The Firm agreed to pay $27 million plus attorneys’ fees, in addition to reimbursements previously paid by the Firm, to settle the class action. The settlement has received preliminary approval by the court and is subject to final court approval.
Washington Mutual Litigations. Subsequent to JPMorgan Chase’s acquisition from the Federal Deposit Insurance Corporation (“FDIC”) of substantially all of the assets and certain specified liabilities of Washington Mutual Bank (“Washington Mutual Bank”) in September 2008, Washington Mutual Bank’s parent holding company, Washington Mutual, Inc. (“WMI”) and its wholly-owned subsidiary, WMI Investment Corp. (together, the “Debtors”), both commenced voluntary cases under Chapter 11 of Title 11 of the United States Code in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Case”). In the Bankruptcy Case, the Debtors have asserted rights and interests in certain assets. The assets in dispute include principally the following: (a) approximately $4 billion in trust securities contributed by WMI to Washington Mutual Bank (the “Trust Securities”); (b) the right to tax refunds arising from overpayments attributable to operations of Washington Mutual Bank and its subsidiaries; (c) ownership of and other rights in approximately $4 billion that WMI contends are deposit accounts at Washington Mutual Bank and one of its subsidiaries; and (d) ownership of and rights in various other contracts and other assets (collectively, the “Disputed Assets”).
WMI, JPMorgan Chase and the FDIC have since been involved in litigations over these and other claims pending in the Bankruptcy Court and the United States District Court for the District of Columbia.

In May 2010, WMI, JPMorgan Chase and the FDIC announced a global settlement agreement among themselves and significant creditor groups (the “Global Settlement Agreement”). The Global Settlement Agreement is incorporated into WMI’s proposed Chapter 11 plan (“the Plan”) that has been submitted to the Bankruptcy Court. If approved by the Bankruptcy Court, the Global Settlement would resolve numerous disputes among WMI, JPMorgan Chase, the FDIC in its capacity as receiver for Washington Mutual Bank and the FDIC in its corporate capacity, as well as those of significant creditor groups, including disputes relating to the Disputed Assets.
The Bankruptcy Court considered confirmation of the Plan, including the Global Settlement Agreement, in hearings in early December 2010. In early January 2011, the Bankruptcy Court issued an opinion in which it concluded that the Global Settlement Agreement is fair and reasonable, but that the Plan cannot be confirmed until the parties correct certain deficiencies, which include the scope of releases. None of these deficiencies relates to the Disputed Assets. The Equity Committee, which represents shareholders of WMI, has filed a petition seeking a direct appeal to the United States Court of Appeals for the Third Circuit from so much of the Bankruptcy Court’s ruling that found the settlement to be fair and reasonable. A revised Plan was filed with the Bankruptcy Court in February 2011. The Bankruptcy Court concluded the evidentiary portion of the confirmation hearings for the revised Plan in July 2011. Oral argument is scheduled for August 24, 2011. If the Court ultimately confirms the Plan and the Global Settlement becomes effective, then the Firm currently estimates it will not incur net additional liabilities beyond those already reflected in its balance sheet for the numerous disputes covered by the Global Settlement.
Other proceedings related to Washington Mutual’s failure are also pending before the Bankruptcy Court. Among other actions, in July 2010, certain holders of the Trust Securities commenced an adversary proceeding in the Bankruptcy Court against JPMorgan Chase, WMI, and other entities seeking, among other relief, a declaratory judgment that WMI and JPMorgan Chase do not have any right, title or interest in the Trust Securities. In early January 2011, the Bankruptcy Court granted summary judgment to JPMorgan Chase and denied summary judgment to the plaintiffs in the Trust Securities adversary proceeding.
Other proceedings related to Washington Mutual’s failure are pending before the United States District Court for the District of Columbia and include a lawsuit brought by Deutsche Bank National Trust Company, initially against the FDIC, asserting an estimated $6 billion to $10 billion in damages based upon alleged breach of various mortgage securitization agreements and alleged violation of certain representations and warranties given by certain WMI subsidiaries in connection with those securitization agreements. The case includes assertions that JPMorgan Chase may have assumed liabilities relating to the mortgage securitization agreements. In April 2011, the District Court denied as premature motions by the Firm and the FDIC that sought a ruling on whether the FDIC retained liability for Deutsche Bank’s claims. Discovery is underway.
In addition, JPMorgan Chase was sued in an action originally filed in State Court in Texas (the “Texas Action”) by certain holders of WMI common stock and debt of WMI and Washington Mutual Bank who seek unspecified damages alleging that JPMorgan Chase acquired substantially all of the assets of Washington Mutual Bank from the FDIC at an allegedly too-low price. The Texas Action was transferred to the United States District Court for the District of Columbia, which ultimately granted JPMorgan Chase’s and the FDIC’s motions to dismiss the complaint. Plaintiffs appealed this dismissal and on June 24, 2011, the United States Court of Appeals for the D.C. Circuit reversed the trial court’s dismissal and remanded the case for further proceedings.
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In addition to the various legal proceedings discussed above, JPMorgan Chase and its subsidiaries are named as defendants or otherwise involved in a substantial number of other legal proceedings. The Firm believes it has meritorious defenses to the claims asserted against it in its currently outstanding legal proceedings and it intends to defend itself vigorously in all such matters. Additional legal proceedings may be initiated from time to time in the future.
The Firm has established reserves for several hundred of its currently outstanding legal proceedings. The Firm accrues for potential liability arising from such proceedings when it is probable that such liability has been incurred and the amount of the loss can be reasonably estimated. The Firm evaluates its outstanding legal proceedings each quarter to assess its litigation reserves, and makes adjustments in such reserves, upwards or downwards, as appropriate, based on management’s best judgment after consultation with counsel. The Firm incurred litigation expense of $1.9 billion and $792 million, respectively, during the three months ended June 30, 2011, and 2010, and $3.0 billion and $3.7 billion, respectively, during the six months ended June 30, 2011 and 2010. There is no assurance that the Firm’s litigation reserves will not need to be adjusted in the future.
In view of the inherent difficulty of predicting the outcome of legal proceedings, particularly where the claimants seek very large or indeterminate damages, or where the matters present novel legal theories, involve a large number of parties or are in early stages of discovery, the Firm cannot state with confidence what will be the eventual outcomes of the currently pending matters, the timing of their ultimate resolution or the eventual losses, fines, penalties or impact related to those matters. JPMorgan Chase believes, based upon its current knowledge, after consultation with counsel and after taking into account its current litigation reserves, that the legal proceedings currently pending against it should not have a material adverse effect on the Firm’s consolidated financial condition. The Firm notes, however, that in light of the uncertainties involved in such proceedings, there is no assurance the ultimate resolution of these matters will not significantly exceed the reserves it has currently accrued; as a result, the outcome of a particular matter may be material to JPMorgan Chase’s operating results for a particular period, depending on, among other factors, the size of the loss or liability imposed and the level of JPMorgan Chase’s income for that period.